Shareholder Report	6 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000230314
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class A
Trading Symbol	SNOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	2.09%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.09%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	10.00%	10.29%	4.37%
With Load	3.66%	8.99%	3.75%
Russell 3000® Total Return Index	26.14%	15.19%	12.36%
Russell 3000® Value Index	21.02%	11.11%	8.76%

AssetsNet	$ 92,560,271	$ 92,560,271
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 380,749
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,560,271
Number of Portfolio Holdings	111
Advisory Fee	$380,749
Portfolio Turnover	21%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-16.1%
Communications	1.3%
Equity	2.1%
Consumer Staples	3.2%
Utilities	3.2%
Consumer Discretionary	7.7%
Industrials	10.1%
Health Care	12.4%
Materials	15.0%
Technology	17.2%
Energy	22.0%
Financials	21.9%

C000230311
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class C
Trading Symbol	SNOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	2.83%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	2.83%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund
Without Load	9.15%	9.48%	3.60%
With Load	8.15%	9.48%	3.60%
Russell 3000® Total Return Index	26.14%	15.19%	12.36%
Russell 3000® Value Index	21.02%	11.11%	8.76%

AssetsNet	$ 92,560,271	$ 92,560,271
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 380,749
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,560,271
Number of Portfolio Holdings	111
Advisory Fee	$380,749
Portfolio Turnover	21%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-16.1%
Communications	1.3%
Equity	2.1%
Consumer Staples	3.2%
Utilities	3.2%
Consumer Discretionary	7.7%
Industrials	10.1%
Health Care	12.4%
Materials	15.0%
Technology	17.2%
Energy	22.0%
Financials	21.9%

C000230312
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class I
Trading Symbol	SNOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.84%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Long/Short Opportunity Fund	10.27%	10.56%	4.63%
Russell 3000® Total Return Index	26.14%	15.19%	12.36%
Russell 3000® Value Index	21.02%	11.11%	8.76%

AssetsNet	$ 92,560,271	$ 92,560,271
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 380,749
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,560,271
Number of Portfolio Holdings	111
Advisory Fee	$380,749
Portfolio Turnover	21%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-16.1%
Communications	1.3%
Equity	2.1%
Consumer Staples	3.2%
Utilities	3.2%
Consumer Discretionary	7.7%
Industrials	10.1%
Health Care	12.4%
Materials	15.0%
Technology	17.2%
Energy	22.0%
Financials	21.9%

C000230313
Shareholder Report [Line Items]
Fund Name	Easterly Snow Long/Short Opportunity Fund
Class Name	Class R6
Trading Symbol	SNORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Long/Short Opportunity Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	1.61%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.61%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (November 4, 2021)
Easterly Snow Long/Short Opportunity Fund	10.27%	4.78%
Russell 3000® Total Return Index	26.14%	6.96%
Russell 3000® Value Index	21.02%	6.49%

Performance Inception Date		Nov. 04, 2021
AssetsNet	$ 92,560,271	$ 92,560,271
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 380,749
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,560,271
Number of Portfolio Holdings	111
Advisory Fee	$380,749
Portfolio Turnover	21%

Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-16.1%
Communications	1.3%
Equity	2.1%
Consumer Staples	3.2%
Utilities	3.2%
Consumer Discretionary	7.7%
Industrials	10.1%
Health Care	12.4%
Materials	15.0%
Technology	17.2%
Energy	22.0%
Financials	21.9%

C000230318
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class A
Trading Symbol	SNWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.50%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.50%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	22.58%	17.56%	6.45%
With Load	15.53%	16.18%	5.82%
Russell 3000® Total Return Index	26.14%	15.19%	12.36%
Russell 2000® Value Index	19.25%	10.38%	7.46%

AssetsNet	$ 27,815,793	$ 27,815,793
Holdings Count | Holding	46	46
Advisory Fees Paid, Amount	$ 20,469
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,815,793
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$20,469
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

C000230315
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class C
Trading Symbol	SNWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.25%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.25%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund
Without Load	21.65%	16.69%	5.65%
With Load	20.65%	16.69%	5.65%
Russell 3000® Total Return Index	26.14%	15.19%	12.36%
Russell 2000® Value Index	19.25%	10.38%	7.46%

AssetsNet	$ 27,815,793	$ 27,815,793
Holdings Count | Holding	46	46
Advisory Fees Paid, Amount	$ 20,469
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,815,793
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$20,469
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

C000230316
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class I
Trading Symbol	SNWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.20%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Easterly Snow Small Cap Value Fund	22.90%	17.87%	6.72%
Russell 2000® Value Index	19.25%	10.38%	7.46%
Russell 3000® Total Return Index	26.14%	15.19%	12.36%

AssetsNet	$ 27,815,793	$ 27,815,793
Holdings Count | Holding	46	46
Advisory Fees Paid, Amount	$ 20,469
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,815,793
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$20,469
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

C000230317
Shareholder Report [Line Items]
Fund Name	Easterly Snow Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SNWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly Snow Small Cap Value Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.98%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.98%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (November 4, 2021)
Easterly Snow Small Cap Value Fund	22.90%	8.73%
Russell 2000® Value Index	19.25%	1.16%
Russell 3000® Total Return Index	26.14%	6.96%

Performance Inception Date		Nov. 04, 2021
AssetsNet	$ 27,815,793	$ 27,815,793
Holdings Count | Holding	46	46
Advisory Fees Paid, Amount	$ 20,469
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,815,793
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$20,469
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%